Right-of-use assets and lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Right of use assets Disclosure and Lease liabilities [abstract]
Disclosure of Right-of-use assets roll forward
(USD millions)	2025	2024

Right-of-use assets at January 1	1 415	1 410

Impact of acquisitions and divestments of businesses, net	-1	42

Impact of acquisitions applying the optional concentration test	8

Additions	458	304

Depreciation charge	-276	-257

Impairment reversal/(charge)		1

Lease contract terminations [1]	-103	-36

Currency translation effects	69	-49

Total right-of-use assets at December 31	1 570	1 415

[1] Lease contract terminations also includes modifications to existing leases that result in reductions to the right-of-use assets, and reductions due to sub-leasing.

Disclosure of right-of-use assets carrying value and depreciation charge
(USD millions)	December 31, 2025 carrying value	December 31, 2024 carrying value	Depreciation charge 2025	Depreciation charge 2024	Depreciation charge 2023

Land	466	472	11	11	12

Buildings	777	752	163	153	156

Vehicles	149	133	85	80	80

Machinery and equipment, and other assets	178	58	17	13	11

Total right-of-use assets	1 570	1 415	276	257	259

[1] Note 29 provides disclosure of discontinued operations depreciation charge.

Disclosure of maturity analysis of lease liability
(USD millions)	Lease liabilities 2025	Lease liabilities undiscounted 2025	Interests for discounting lease liabilities 2025	Lease liabilities 2024	Lease liabilities undiscounted 2024	Interests for discounting lease liabilities 2024

Less than one year	263	300	37	235	291	56

Between one and two years	227	267	40	203	252	49

Between two and three years	165	210	45	168	209	41

Between three and four years	114	156	42	117	153	36

Between four and five years	80	115	35	86	116	30

After five years	1 071	2 299	1 228	994	2 178	1 184

Total lease liabilities	1 920	3 347	1 427	1 803	3 199	1 396

Less current portion of lease liabilities	-263	-300	-37	-235	-291	-56

Non-current portion of lease liabilities	1 657	3 047		1 568	2 908

Commitments for leases not yet commenced [1]		890			123

[1] The 2025 estimated timing of the commitments for leases not yet commenced are as follows: 2026 USD 38 million, 2027 USD 6 million, 2028 USD 23 million, 2029 USD 47 million, 2030 USD 48 million and thereafter USD 728 million.

Additional disclosures related to right-of-use assets and lease liabilities
(USD millions)	2025	2024	2023

Interest expense on lease liabilities [1]	76	72	62

Expense on short-term leases	5	7	5

Expense on low-value leases	2	5	6

Total cash outflows for leases	353	336	321

Thereof:

Cash outflows for short-term leases and low-value leases [2]	7	12	11

Payments of interest [3]	65	62	52

Payments of lease liabilities [4]	281	262	258

[1] The weighted average interest rate is 4.1% (2024: 4.0%, 2023: 3.5%).
[2] Cash flows from short-term and low-value leases are included within total net cash flows from operating activities. The portfolio of short-term leases to which the Company is committed to at December 31, 2025, 2024 and 2023, is similar to the portfolio of short-term leases the Company entered into during 2025, 2024 and 2023.

[3] Included within total net cash flows from operating activities
[4] Reported as cash outflows in financing activities net of lease incentives received, if any.